NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$ 1,969	$ 1,037	$ 3,527	$ 2,123	$ 3,324
Numerator for diluted net earnings per share - Net income from continuing operations	$ 1,969	$ 1,037	$ 3,527	$ 2,123	$ 3,324
Denominator:
Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,978	7,789	7,943	7,787	7,821
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	8,111	7,934	8,071	7,924	7,938
Basic net earnings per share from continuing operations	$ 0.24	$ 0.13	$ 0.44	$ 0.27	$ 0.43
Diluted net earnings per share from continuing operations	$ 0.24	$ 0.13	$ 0.44	$ 0.27	$ 0.42